Related Party Transactions - Summary of Compensation for Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Short-term employee salaries	₩ 23,700	₩ 34,676	₩ 22,626
Retirement benefit service costs	941	1,372	1,160
Share-based compensation	20,755	11,298	5,474
Total	45,396	47,346	29,260
Outstanding assets from transactions with key management	₩ 3,203	3,523
Outstanding liabilities from transaction with key management		₩ 11,562	₩ 69,372
Description of nature of key management personnel	Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries